BORROWING COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Borrowing Costs [Abstract]
Disclosure of detailed information about borrowing costs [Text Block]
Arauco estimates the average rate of borrowings to finance its current investments projects. The average rate loans to finance these investments projects were claculated to record the capitalization.

	January - December
	2017	2016
	ThU.S.$	ThU.S.$
Property, plant and equipment capitalized cost
Property, plant and equipment capitalized interest cost rate	4.91%	5.11%
Amount of the capitalized interest cost, property, plant and equipment	5,603	2,177